UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive, Suite 100
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Megan E. Edwards
Title: Chief Compliance Officer
Phone: 952-944-3206

Signature, Place, and Date of Signing:

  /s/ Megan E. Edwards         Minnetonka, MN                10-25-2012
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   43

FORM 13F INFORMATION TABLE VALUE TOTAL:   $432,610
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

                           FORM 13F INFORMATION TABLE

                                                              VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGER  SOLE   SHARED  NONE
CURRENCYSHARES AUSTRALIAN DL     AUSTRALIAN DOL    23129U101    10068     96808   SH       SOLE        NONE     45481    0     51327
ISHARES INC                      MSCI CDA INDEX    464286509    10411    365441   SH       SOLE        NONE    148699    0    216742
ISHARES INC                      MSCI PAC J IDX    464286665    10173    228154   SH       SOLE        NONE     91460    0    136694
ISHARES TR                       DJ US REAL EST    464287739     6901    107193   SH       SOLE        NONE     65977    0     41216
ISHARES TR                       MRTG PLS CAP IDX  464288539     7389    491588   SH       SOLE        NONE    302666    0    188922
ISHARES TR                       JPMORGAN USD      464288281    15022    123885   SH       SOLE        NONE     59846    0     64039
ISHARES TR                       BARCLY USAGG B    464287226    34113    303369   SH       SOLE        NONE     78012    0    225357
ISHARES TR                       BARCLYS TIPS BD   464287176    14207    116679   SH       SOLE        NONE     55944    0     60735
ISHARES TR                       BARCLYS 7-10 YR   464287440     6886     63485   SH       SOLE        NONE     21345    0     42140
ISHARES TR                       COHEN&ST RLTY     464287564    15848    203576   SH       SOLE        NONE     97131    0    106445
ISHARES TR                       DJ US HEALTHCR    464287762     9077    107307   SH       SOLE        NONE     38725    0     68582
ISHARES TR                       DJ US TELECOMM    464287713     9302    364358   SH       SOLE        NONE    131613    0    232745
ISHARES TR                       NASDQ BIO INDX    464287556     9458     66333   SH       SOLE        NONE     24322    0     42011
ISHARES TR                       S&P500 GRW        464287309    45533    584885   SH       SOLE        NONE    207746    0    377139
ISHARES TR                       S&P 500 INDEX     464287200     7795     53980   SH       SOLE        NONE     32056    0     21924
ISHARES TR                       S&P EURO PLUS     464287861    10333    282947   SH       SOLE        NONE    115948    0    166999
ISHARES TR                       CONS SRVC IDX     464287580     9340    107950   SH       SOLE        NONE     39928    0     68022
ISHARES TR                       HIGH YLD CORP     464288513    14278    154687   SH       SOLE        NONE     74471    0     80216
ISHARES TR                       IBOXX INV CPBD    464287242    14653    120332   SH       SOLE        NONE     58040    0     62292
ISHARES TR                       US PFD STK IDX    464288687     7280    182641   SH       SOLE        NONE    112428    0     70213
PIMCO ETF TR                     BROAD US TIPS     72201R403     3953     64605   SH       SOLE        NONE      8372    0     56233
PIMCO ETF TR                     INV GRD CRP BD    72201R817     6972     64207   SH       SOLE        NONE      7649    0     56558
POWERSHARES ETF TR II            S&P500 LOW VOL    73937B779    10916    387494   SH       SOLE        NONE    180446    0    207048
POWERSHARES GLOBAL ETF TRUST     AGG PFD PORT      73936T565     2916    197299   SH       SOLE        NONE     20817    0    176482
POWERSHARES GLOBAL ETF TRUST     SOVEREIGN DEBT    73936T573     7458    243005   SH       SOLE        NONE     28649    0    214356
POWERSHARES GLOBAL ETF TRUST     ASIA PAC EX-JP    73936T854     4065     76562   SH       SOLE        NONE      6962    0     69600
POWERSHARES GLOBAL ETF TRUST     FDM HG YLD RAFI   73936T557     6960    365158   SH       SOLE        NONE     43332    0    321826
POWERSHS DB US DOLLAR INDEX      DOLL INDX BULL    73936D107     9485    432721   SH       SOLE        NONE    203063    0    229658
PROSHARES TR                     PSHS SH MSCI EMR  74347R396     8631    297415   SH       SOLE        NONE    139379    0    158036
SPDR DOW JONES INDL AVRG ETF     UT SER 1          78467X109     7858     58619   SH       SOLE        NONE     36161    0     22458
VANGUARD BD INDEX FD INC         INTERMED TERM     921937819     2927     32424   SH       SOLE        NONE      3401    0     29023
VANGUARD BD INDEX FD INC         TOTAL BND MRKT    921937835    15990    187785   SH       SOLE        NONE     22249    0    165536
VANGUARD INDEX FDS               GROWTH ETF        922908736    23087    318880   SH       SOLE        NONE     30858    0    288022
VANGUARD INDEX FDS               LARGE CAP ETF     922908637     3666     55809   SH       SOLE        NONE      5647    0     50162
VANGUARD INDEX FDS               REIT ETF          922908553    19822    305095   SH       SOLE        NONE     91025    0    214070
VANGUARD INDEX FDS               VALUE ETF         922908744     2999     51065   SH       SOLE        NONE      5392    0     45673
VANGUARD INTL EQUITY INDEX F     MSCI PAC ETF      922042866     3755     74562   SH       SOLE        NONE      6762    0     67800
VANGUARD SCOTTSDALE FDS          INT-TERM GOV      92206C706     3951     59418   SH       SOLE        NONE      7700    0     51718
VANGUARD TAX MANAGED INTL FD     MSCI EAFE ETF     921943858     3973    120845   SH       SOLE        NONE     10776    0    110069
VANGUARD WORLD FDS               CONSUM DIS ETF    92204A108     3862     51501   SH       SOLE        NONE      4910    0     46591
VANGUARD WORLD FDS               CONSUM STP ETF    92204A207     3737     40806   SH       SOLE        NONE      3916    0     36890
VANGUARD WORLD FDS               HEALTH CAR ETF    92204A504     3827     52274   SH       SOLE        NONE      4987    0     47287
VANGUARD WORLD FDS               INF TECH ETF      92204A702     3733     50864   SH       SOLE        NONE      4916    0     45948